LOANS - Consumer Loan Delinquency (Details) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) payment re-aging	Dec. 31, 2014 USD ($)
Loans receivable
Loans, net of unearned income	$ 617,617	$ 644,635
Loans at fair value	$ 5,005	5,901
Open-ended consumer loans
Loans receivable
Minimum number of payments made consecutively for the loans to be re-aged | payment	3
Consumer
Loans receivable
Number of days past due, non-accrual status	60 days
Loans, current	$ 316,953	353,333
Loans, net of unearned income	325,785	365,943
Loans, total non-accrual	3,658	5,905
Loans, 90 days past due and accruing	$ 3,537	$ 4,372
Loans less than this number of days past due are considered current	30 days	30 days
Consumer | Minimum
Loans receivable
Minimum number of payments made consecutively for the loans to be re-aged | payment	1
Consumer | Maximum
Loans receivable
Minimum number of payments made consecutively for the loans to be re-aged | payment	3
Consumer | Less than or equal to 80%
Loans receivable
Loans	$ 60,463	$ 62,801
Consumer | 80% but less than or equal to 100%
Loans receivable
Loans	9,625	16,747
Consumer | Greater than 100%
Loans receivable
Loans	3,153	7,311
Consumer | Less than 620
Loans receivable
Loans	13,228	23,830
Consumer | ≥ 620 but less than 660
Loans receivable
Loans	15,160	20,735
Consumer | Equal to or greater than 660
Loans receivable
Loans	158,740	164,767
Consumer | Government-guaranteed
Loans receivable
Loans, past due	2,318	3,443
Consumer | 30 to 89 Days Past Due
Loans receivable
Loans, past due	3,461	4,524
Consumer | Equal to greater than 90 days past due
Loans receivable
Loans, past due	$ 3,053	$ 4,643
Consumer | Residential first mortgages
Loans receivable
Number of days past due, non-accrual status	90 days	90 days
Loans at fair value	$ 34	$ 43
Consumer | Residential first mortgages | Less than or equal to 80%
Loans receivable
Loans	46,559	48,163
Consumer | Residential first mortgages | 80% but less than or equal to 100%
Loans receivable
Loans	4,478	9,480
Consumer | Residential first mortgages | Greater than 100%
Loans receivable
Loans	626	2,670
Consumer | Residential first mortgages | Less than 620
Loans receivable
Loans	3,483	8,911
Consumer | Residential first mortgages | ≥ 620 but less than 660
Loans receivable
Loans	3,036	5,463
Consumer | Residential first mortgages | Equal to or greater than 660
Loans receivable
Loans	$ 45,047	45,783
Consumer | Home equity loans
Loans receivable
Number of days past due, non-accrual status	90 days
Consumer | Home equity loans | Less than or equal to 80%
Loans receivable
Loans	$ 13,904	14,638
Consumer | Home equity loans | 80% but less than or equal to 100%
Loans receivable
Loans	5,147	7,267
Consumer | Home equity loans | Greater than 100%
Loans receivable
Loans	2,527	4,641
Consumer | Home equity loans | Less than 620
Loans receivable
Loans	2,067	3,257
Consumer | Home equity loans | ≥ 620 but less than 660
Loans receivable
Loans	1,782	2,456
Consumer | Home equity loans | Equal to or greater than 660
Loans receivable
Loans	$ 17,837	20,957
Consumer | Credit cards
Loans receivable
Number of days past due, non-accrual status	180 days
Consumer | Credit cards | Less than 620
Loans receivable
Loans	$ 7,341	7,647
Consumer | Credit cards | ≥ 620 but less than 660
Loans receivable
Loans	10,072	10,296
Consumer | Credit cards | Equal to or greater than 660
Loans receivable
Loans	$ 93,194	92,877
Consumer | Installment and other
Loans receivable
Number of days past due, non-accrual status	90 days
Consumer | Installment and other | Less than 620
Loans receivable
Loans	$ 337	4,015
Consumer | Installment and other | ≥ 620 but less than 660
Loans receivable
Loans	270	2,520
Consumer | Installment and other | Equal to or greater than 660
Loans receivable
Loans	$ 2,662	5,150
Consumer | Commercial market loans
Loans receivable
Number of days past due, non-accrual status	90 days
Consumer | Total GCB and Citi Holdings Consumer
Loans receivable
Loans, current	$ 316,789	353,095
Loans, net of unearned income	325,607	365,684
Loans, total non-accrual	3,633	5,875
Loans, 90 days past due and accruing	3,537	4,372
Consumer | Total GCB and Citi Holdings Consumer | Government-guaranteed
Loans receivable
Loans, past due	2,318	3,443
Consumer | Total GCB and Citi Holdings Consumer | 30 to 89 Days Past Due
Loans receivable
Loans, past due	3,454	4,514
Consumer | Total GCB and Citi Holdings Consumer | Equal to greater than 90 days past due
Loans receivable
Loans, past due	3,046	4,632
Consumer | Other
Loans receivable
Loans, current	164	238
Loans, net of unearned income	178	259
Loans, total non-accrual	25	30
Loans, 90 days past due and accruing	0	0
Consumer | Other | Government-guaranteed
Loans receivable
Loans, past due	0	0
Consumer | Other | 30 to 89 Days Past Due
Loans receivable
Loans, past due	7	10
Consumer | Other | Equal to greater than 90 days past due
Loans receivable
Loans, past due	$ 7	11
Consumer | Open-ended consumer loans
Loans receivable
Number of re-age modification limitations in twelve months | re-aging	1
Number of re-age modification limitations in five years | re-aging	2
Consumer | Unsecured Revolving Loans
Loans receivable
Number of days past due, non-accrual status	180 days
Consumer | In North America offices
Loans receivable
Loans, current	$ 199,112	221,724
Loans, net of unearned income	205,982	231,817
Loans, total non-accrual	2,511	4,406
Loans, 90 days past due and accruing	3,259	4,050
Consumer | In North America offices | Government-guaranteed
Loans receivable
Loans, past due	2,318	3,443
Consumer | In North America offices | 30 to 89 Days Past Due
Loans receivable
Loans, past due	2,374	3,191
Consumer | In North America offices | Equal to greater than 90 days past due
Loans receivable
Loans, past due	2,178	3,459
Consumer | In North America offices | Residential first mortgages
Loans receivable
Loans, current	53,146	61,730
Loans, net of unearned income	56,874	67,824
Loans, total non-accrual	1,216	2,746
Loans, 90 days past due and accruing	1,997	2,759
Consumer | In North America offices | Residential first mortgages | Government-guaranteed
Loans receivable
Loans, past due	2,318	3,443
Consumer | In North America offices | Residential first mortgages | 30 to 89 Days Past Due
Loans receivable
Loans, past due	846	1,280
Consumer | In North America offices | Residential first mortgages | 30 to 89 Days Past Due | Government-guaranteed
Loans receivable
Loans, past due	300	600
Consumer | In North America offices | Residential first mortgages | Equal to greater than 90 days past due
Loans receivable
Loans, past due	564	1,371
Consumer | In North America offices | Residential first mortgages | Equal to greater than 90 days past due | Government-guaranteed
Loans receivable
Loans, past due	2,000	2,800
Consumer | In North America offices | Home equity loans
Loans receivable
Loans, current	22,335	27,262
Loans, net of unearned income	22,748	28,117
Loans, total non-accrual	1,017	1,271
Loans, 90 days past due and accruing	0	0
Consumer | In North America offices | Home equity loans | Government-guaranteed
Loans receivable
Loans, past due	0	0
Consumer | In North America offices | Home equity loans | 30 to 89 Days Past Due
Loans receivable
Loans, past due	136	335
Consumer | In North America offices | Home equity loans | Equal to greater than 90 days past due
Loans receivable
Loans, past due	277	520
Consumer | In North America offices | Credit cards
Loans receivable
Loans, current	110,814	111,441
Loans, net of unearned income	113,353	114,028
Loans, total non-accrual	0	0
Loans, 90 days past due and accruing	1,243	1,273
Consumer | In North America offices | Credit cards | Government-guaranteed
Loans receivable
Loans, past due	0	0
Consumer | In North America offices | Credit cards | 30 to 89 Days Past Due
Loans receivable
Loans, past due	1,296	1,316
Consumer | In North America offices | Credit cards | Equal to greater than 90 days past due
Loans receivable
Loans, past due	1,243	1,271
Consumer | In North America offices | Installment and other
Loans receivable
Loans, current	4,576	12,680
Loans, net of unearned income	4,689	13,193
Loans, total non-accrual	56	282
Loans, 90 days past due and accruing	2	3
Consumer | In North America offices | Installment and other | Government-guaranteed
Loans receivable
Loans, past due	0	0
Consumer | In North America offices | Installment and other | 30 to 89 Days Past Due
Loans receivable
Loans, past due	80	229
Consumer | In North America offices | Installment and other | Equal to greater than 90 days past due
Loans receivable
Loans, past due	33	284
Consumer | In North America offices | Commercial market loans
Loans receivable
Loans, current	8,241	8,611
Loans, net of unearned income	8,318	8,655
Loans, total non-accrual	222	107
Loans, 90 days past due and accruing	17	15
Consumer | In North America offices | Commercial market loans | Government-guaranteed
Loans receivable
Loans, past due	0	0
Consumer | In North America offices | Commercial market loans | 30 to 89 Days Past Due
Loans receivable
Loans, past due	16	31
Consumer | In North America offices | Commercial market loans | Equal to greater than 90 days past due
Loans receivable
Loans, past due	61	13
Consumer | In offices outside North America
Loans receivable
Loans, current	117,677	131,371
Loans, net of unearned income	119,625	133,867
Loans, total non-accrual	1,122	1,469
Loans, 90 days past due and accruing	278	322
Consumer | In offices outside North America | Government-guaranteed
Loans receivable
Loans, past due	0	0
Consumer | In offices outside North America | 30 to 89 Days Past Due
Loans receivable
Loans, past due	1,080	1,323
Consumer | In offices outside North America | Equal to greater than 90 days past due
Loans receivable
Loans, past due	868	1,173
Consumer | In offices outside North America | Residential first mortgages
Loans receivable
Loans, current	39,551	44,747
Loans, net of unearned income	39,966	45,282
Loans, total non-accrual	388	454
Loans, 90 days past due and accruing	0	0
Consumer | In offices outside North America | Residential first mortgages | Government-guaranteed
Loans receivable
Loans, past due	0	0
Consumer | In offices outside North America | Residential first mortgages | 30 to 89 Days Past Due
Loans receivable
Loans, past due	240	312
Consumer | In offices outside North America | Residential first mortgages | Equal to greater than 90 days past due
Loans receivable
Loans, past due	175	223
Consumer | In offices outside North America | Credit cards
Loans receivable
Loans, current	25,698	30,132
Loans, net of unearned income	26,617	31,276
Loans, total non-accrual	261	374
Loans, 90 days past due and accruing	278	322
Consumer | In offices outside North America | Credit cards | Government-guaranteed
Loans receivable
Loans, past due	0	0
Consumer | In offices outside North America | Credit cards | 30 to 89 Days Past Due
Loans receivable
Loans, past due	477	596
Consumer | In offices outside North America | Credit cards | Equal to greater than 90 days past due
Loans receivable
Loans, past due	442	548
Consumer | In offices outside North America | Installment and other
Loans receivable
Loans, current	27,664	28,944
Loans, net of unearned income	28,201	29,675
Loans, total non-accrual	226	266
Loans, 90 days past due and accruing	0	0
Consumer | In offices outside North America | Installment and other | Government-guaranteed
Loans receivable
Loans, past due	0	0
Consumer | In offices outside North America | Installment and other | 30 to 89 Days Past Due
Loans receivable
Loans, past due	317	366
Consumer | In offices outside North America | Installment and other | Equal to greater than 90 days past due
Loans receivable
Loans, past due	220	365
Consumer | In offices outside North America | Commercial market loans
Loans receivable
Loans, current	24,764	27,548
Loans, net of unearned income	24,841	27,634
Loans, total non-accrual	247	375
Loans, 90 days past due and accruing	0	0
Consumer | In offices outside North America | Commercial market loans | Government-guaranteed
Loans receivable
Loans, past due	0	0
Consumer | In offices outside North America | Commercial market loans | 30 to 89 Days Past Due
Loans receivable
Loans, past due	46	49
Consumer | In offices outside North America | Commercial market loans | Equal to greater than 90 days past due
Loans receivable
Loans, past due	$ 31	$ 37